1933 Act/Rule 485(a)

                                          October 15, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Investment Series Fund
         (formerly, Phoenix-Oakhurst Income & Growth Fund)
         File Nos. 33-6930 and 811-4725
         Post-Effective Amendment No. 24

To The Commission Staff:

         On behalf of Phoenix Investment Series Fund (the "Trust" or "Registrant"), formerly the Phoenix-Oakhurst Income & Growth Fund, transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 24 of the Registrant's Registration Statement on Form N-1A. This amendment is being filed for the purpose of adding a new series to the Trust, the Phoenix Global Utilities Fund.

         Certain financial information has been omitted from this filing. We will file all required information by amendment prior to or immediately upon the expiration of the 60-day window for effectiveness of this post-effective amendment.

         Please contact the undersigned at (860) 403-5246 if you have any questions concerning this amendment.

                                          Very truly yours,


                                          /s/ Matthew A. Swendiman
                                          Matthew A. Swendiman